Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
23.	COMMITMENTS

The Company’s commitments as of December 31, 2018 were as follows:

In millions of U.S. dollars	Total	2019	2020	2021	2022	2023	Thereafter
Operating leases	214	56	44	29	19	14	52
Purchase obligations	1,323	989	146	101	87	—	—
of which:
Equipment purchase	628	628	—	—	—	—	—
Foundry purchase	525	234	114	90	87	—	—
Software, design, technologies and licenses	170	127	32	11	—	—	—
Other obligations	563	263	120	68	47	31	34

Total	2,100	1,308	310	198	153	45	86

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2019 to 2023 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $64 million for the year ended December 31, 2018, $67 million for the year ended December 31, 2017 and $56 million for the year ended December 31, 2016.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.